UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2012

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):   [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      BPCE
Address:   50, avenue Pierre Mendes France
           75201 Paris Cedex 13
           France


Form 13F File Number: 028-13864

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nicolas Duhamel
Title:      Chief Financial Officer/ Member of the Managing Board
Phone:      01133158404401

Signature, Place, and Date of Signing:

       /s/ Nicolas Duhamel        Paris, France      October 25, 2012
       -------------------        -------------     ----------------
           [Signature]            [City, State]         [Date]

Report  Type  (Check  only  one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
28-6808                    Natixis Global Asset Management, L.P.
28-12482                   Natixis
28-10092                   Natixis Asset Management